Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]
Balance at Dec. 31, 2013	$ 52,916	$ 5,000	$ 3,494	$ 29,853	$ 15,441	$ (872)
Net income	5,701				5,701
Total other comprehensive (loss) income, net of taxes	2,385					2,385
Employee Stock Purchase Plan	53		4	49
Common stock dividends	(1,575)				(1,575)
Preferred stock dividends							$ (350)		$ (350)
Balance at Dec. 31, 2014	59,130	5,000	3,498	29,902	19,217	1,513
Series C preferred stock in connection with Phoenix acquisition										$ 1,750	$ 1,750
Net income	6,528				6,528
Total other comprehensive (loss) income, net of taxes	299					299
Employee Stock Purchase Plan	66		4	62
Common stock dividends	(1,785)				(1,785)
Preferred stock dividends							(373)		(373)	(17)		$ (17)
Preferred stock redemption							(5,000)	$ (5,000)		$ (1,750)	$ (1,750)
Preferred stock redemption premium							$ (100)		$ (100)
Common stock issued to Phoenix shareholders	11,292		724	10,568
Restricted stock activity	28		1	27
Balance at Dec. 31, 2015	70,068		4,227	40,559	23,470	1,812
Net income	3,827				3,827
Total other comprehensive (loss) income, net of taxes	1,964					1,964
Employee Stock Purchase Plan	35		2	33
Common stock dividends	(1,437)				(1,437)
Restricted stock activity	17			17
Balance at Jun. 30, 2016	74,474		4,229	40,609	25,860	3,776
Balance at Dec. 31, 2015	70,068		4,227	40,559	23,470	1,812
Net income	7,804				7,804
Total other comprehensive (loss) income, net of taxes	(4,665)					(4,665)
Employee Stock Purchase Plan	82		4	78
Common stock dividends	(2,875)				(2,875)
Restricted stock activity	53		2	51
Balance at Dec. 31, 2016	70,467	$ 0	4,233	40,688	28,399	(2,853)
Net income	4,339				4,339
Total other comprehensive (loss) income, net of taxes	1,842					1,842
Employee Stock Purchase Plan	52		2	50
Common stock dividends	(1,101)				(1,101)
Restricted stock activity	37			37
Balance at Jun. 30, 2017	$ 75,636		$ 4,235	$ 40,775	$ 31,637	$ (1,011)